                                GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                                                    NBAMTSA10697

PORTFOLIO MANAGER'S COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio
   During the first quarter of 1997, the market was very volatile and was led mostly by large-cap stocks. Our best performer during the first quarter was the technology sector, specifically Micron Technology. The top three holdings for the first quarter were General Nutrition, CITICORP and GTECH. The health care group had a good rebound from a poor 1996, specifically the HMO group. The lagging portions of the portfolio during the first quarter were the communications area and the entertainment industry.
   Stocks rebounded during the second quarter of 1997 and broke new highs after weaknesses in the early part of 1997. As interest rates moved lower during the quarter and corporate earnings came in stronger than analysts expected, Wall Street appears to have renewed its belief that the U.S. economy is growing steadily without overheating.
   During the second quarter, the financial services and technology industries accounted for the largest percentage of holdings in the Portfolio. The drug and health care industry also represented a large portion of holdings in the Portfolio. The top three holdings were General Nutrition, CKE Restaurants and CITICORP.
   Because stocks are still expensive by historical standards, they remain vulnerable to both earnings disappointments and fears of inflation. As the Portfolio continues to emphasize its investments on firms with sound management, strong balance sheets, consistent earnings growth and reasonable valuations, we currently have an optimistic view for the third and fourth quarters.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  663,052,892
      Receivable for Trust shares sold                      58,859
                                                    --------------
                                                       663,111,751
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                  1,633,236
      Payable to administrator (Note B)                    160,510
      Accrued expenses                                      54,688
                                                    --------------
                                                         1,848,434
                                                    --------------
NET ASSETS at value                                 $  661,263,317
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       23,841
      Paid-in capital in excess of par value           485,715,862
      Accumulated undistributed net investment
       income                                               56,631
      Accumulated net realized gains on investment      24,663,736
      Net unrealized appreciation in value of
       investment                                      150,803,247
                                                    --------------
NET ASSETS at value                                 $  661,263,317
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      23,841,186
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $27.74
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 2,797,848
                                                    ------------
    Expenses:
      Administration fee (Note B)                       905,963
      Shareholder reports                                35,222
      Legal fees                                         23,954
      Trustees' fees and expenses                        15,464
      Custodian fees                                      4,959
      Auditing fees                                       2,056
      Miscellaneous                                         688
      Expenses from Series (Notes A & B)              1,752,911
                                                    ------------
        Total expenses                                2,741,217
                                                    ------------
        Net investment income                            56,631
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities       25,027,244
    Change in net unrealized appreciation of
     investment securities                           70,849,681
                                                    ------------
        Net gain on investments from Series (Note
        A)                                           95,876,925
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $95,933,556
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $      56,631   $ (1,677,914)
    Net realized gain on investments
     from Series (Note A)                    25,027,244     51,132,307
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                         70,849,681     (2,450,589)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         95,933,556     47,003,804
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                            --       (208,432)
    Net realized gain on investments        (49,277,630)   (48,772,973)
                                          -----------------------------
    Total distributions to shareholders     (49,277,630)   (48,981,405)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               116,177,776    216,117,604
    Proceeds from reinvestment of
     dividends and distributions             49,277,630     48,981,405
    Payments for shares redeemed           (117,198,862)  (234,592,420)
                                          -----------------------------
    Net increase from Trust share
     transactions                            48,256,544     30,506,589
                                          -----------------------------
NET INCREASE IN NET ASSETS                   94,912,470     28,528,988
NET ASSETS:
    Beginning of period                     566,350,847    537,821,859
                                          -----------------------------
    End of period                         $ 661,263,317   $566,350,847
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $      56,631   $         --
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                      4,440,830      8,632,606
    Issued on reinvestment of dividends
     and distributions                        1,931,696      1,975,853
    Redeemed                                 (4,503,529)    (9,433,775)
                                          -----------------------------
    Net increase in shares outstanding        1,868,997      1,174,684
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Growth Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Growth Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Growth Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.

Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Growth Portfolio

6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1997, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $400, which is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1997, additions and reductions in the Fund's investment in its Series amounted to $98,935,475 and $101,443,079, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Growth Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                             Six Months
                                               Ended
                                              June 30,
                                                1997                         Year Ended December 31,
                                            (UNAUDITED)(2)   1996(2)     1995(2)      1994        1993        1992
                                            ------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $25.78      $25.86      $20.31      $ 24.28     $ 23.27     $ 21.47
                                            ------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income (Loss)                     --        (.07)        .01          .07         .13         .21
    Net Gains or Losses on Securities
     (both realized and unrealized)                4.23        2.34        6.26        (1.11)       1.42        1.82
                                            ------------------------------------------------------------------------
      Total From Investment Operations             4.23        2.27        6.27        (1.04)       1.55        2.03
                                            ------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                         --        (.01)       (.05)        (.12)       (.17)       (.23)
    Distributions (from capital gains)            (2.27)      (2.34)       (.67)       (2.81)       (.37)         --
                                            ------------------------------------------------------------------------
      Total Distributions                         (2.27)      (2.35)       (.72)       (2.93)       (.54)       (.23)
                                            ------------------------------------------------------------------------
Net Asset Value, End of Period                   $27.74      $25.78      $25.86      $ 20.31     $ 24.28     $ 23.27
                                            ------------------------------------------------------------------------
Total Return(3)                                  +17.18%(4)   +9.14%     +31.73%       -4.99%      +6.79%      +9.54%
                                            ------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                   $661.3      $566.4      $537.8      $ 369.3     $ 366.5     $ 304.8
                                            ------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets                                         .91%(5)     .92%        .90%         .84%        .81%        .82%
                                            ------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                             .02%(5)    (.30%)       .04%         .26%        .52%        .92%
                                            ------------------------------------------------------------------------
    Portfolio Turnover Rate(6)                       --          --           9%          46%         92%         63%
                                            ------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Growth Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all fiscal periods shown.
4) Not annualized.
5) Annualized.
6) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Growth Investments' Financial Highlights.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          AMT Growth Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
            COMMON STOCKS (98.5%)
CHEMICALS (1.5%)
    10,000  SGL Carbon (Ordinary Shares)    $  1,369,188
    25,000  SGL Carbon ADR                     1,162,500
   155,000  UCAR International                 7,091,250
                                            ------------
                                               9,622,938
                                            ------------
COMMUNICATIONS (7.5%)
   410,000  Airtouch Communications           11,223,750
   530,000  Comcast Corp. Class A Special     11,328,750
   675,000  Comcast UK Cable Partners
            Limited                            8,100,000
   290,000  ECI Telecommunications             8,627,500
   420,000  NTL Inc.                          10,447,500
                                            ------------
                                              49,727,500
                                            ------------
CONSUMER GOODS & SERVICES (8.3%)
   420,000  Authentic Fitness                  5,302,500
   625,000  CUC International                 16,132,812
   175,000  Luxottica Group ADR               11,867,187
   435,000  Nu-Kote Holding                    1,087,500
   300,000  Philip Morris                     13,312,500
   305,000  Regis Corp.                        7,205,625
                                            ------------
                                              54,908,124
                                            ------------
DRUGS & HEALTH CARE (10.8%)
   175,000  Columbia/HCA Healthcare            6,879,687
   140,000  Novartis AG ADR                   11,375,000
    60,000  Pfizer Inc.                        7,170,000
    90,000  R.P. Scherer                       4,646,250
    45,000  Schering-Plough                    2,154,375
   250,000  United Healthcare                 13,000,000
    95,000  Warner-Lambert                    11,803,750
   195,000  Watson Pharmaceuticals             8,238,750
   140,000  Wellpoint Health Networks          6,422,500
                                            ------------
                                              71,690,312
                                            ------------

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
ENTERTAINMENT (8.9%)
   340,000  Circus Circus Enterprises       $  8,372,500
   500,000  GTECH Holdings                    16,125,000
   810,000  Harrah's Entertainment            14,782,500
   670,000  Players International              2,010,000
   210,000  Promus Hotel                       8,137,500
   545,000  Showboat, Inc.                     9,503,437
                                            ------------
                                              58,930,937
                                            ------------
FINANCIAL SERVICES (18.3%)
    80,000  BankBoston Corp.                   5,765,000
   220,000  Bear Stearns                       7,521,250
   475,000  Capital One Financial             17,931,250
   175,000  CITICORP                          21,098,438
   145,000  Finova Group                      11,092,500
   380,000  MBNA Corp.                        13,917,500
   210,000  Merrill Lynch                     12,521,250
   330,000  Morgan Stanley, Dean Witter,
            Discover                          14,210,625
    65,000  Wells Fargo                       17,517,500
                                            ------------
                                             121,575,313
                                            ------------
INSURANCE (9.3%)
   180,000  ACE Ltd.                          13,297,500
    90,000  Allstate Corp.                     6,570,000
   155,000  EXEL Ltd.                          8,176,250
   325,000  Highlands Insurance                6,540,625
    80,000  Loews Corp.                        8,010,000
   150,000  PennCorp Financial Group           5,775,000
   215,666  Travelers Group                   13,600,437
                                            ------------
                                              61,969,812
                                            ------------

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Growth Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
OIL & GAS (2.8%)
   320,000  Enron Oil & Gas                 $  5,800,000
   160,000  Noble Affiliates                   6,190,000
   145,000  Tidewater Inc.                     6,380,000
                                            ------------
                                              18,370,000
                                            ------------
RESTAURANTS (7.4%)
   740,000  Buffets Inc.                       6,243,750
   400,000  Cheesecake Factory                 8,400,000
   695,000  CKE Restaurants                   21,979,375
   275,000  Lone Star Steakhouse & Saloon      7,150,000
   250,000  Sonic Corp.                        5,500,000
                                            ------------
                                              49,273,125
                                            ------------
SPECIALTY RETAIL (10.5%)
   495,000  Corporate Express                  7,146,563
 1,015,000  General Nutrition                 28,420,000
   190,000  Intimate Brands                    3,990,000
   195,700  Jumbosports, Inc.                    746,106
   225,000  Neiman-Marcus Group                5,906,250
   610,000  Staples Inc.                      14,182,500
   485,000  Viking Office Products             9,215,000
                                            ------------
                                              69,606,419
                                            ------------
TECHNOLOGY (12.5%)
   295,000  Ascend Communications             11,615,625
    80,000  Intel Corp.                       11,345,000
   280,000  KLA-Tencor                        13,650,000
  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
   225,000  LSI Logic                       $  7,200,000
   335,000  Micron Technology                 13,379,063
    40,000  SAP AG (Ordinary Shares)           8,027,063
   200,000  Seagate Technology                 7,037,500
   100,000  Texas Instruments                  8,406,250
   190,000  Xeikon N.V. ADR                    1,923,750
                                            ------------
                                              82,584,251
                                            ------------
TRANSPORTATION (0.7%)
   250,000  RailTex Inc.                       4,500,000
                                            ------------
            TOTAL COMMON STOCKS
            (COST $501,955,484)              652,758,731
                                            ------------
Principal
  Amount
----------
            SHORT-TERM CORPORATE NOTES
            (3.2%)
$21,490,000 General Electric Capital
            Corp., 5.90%, due 7/1/97
            (COST $21,490,000)                21,490,000(2)
                                            ------------
            TOTAL INVESTMENTS (101.7%)
            (COST $523,445,484)              674,248,731(3)
            Liabilities, less cash,
            receivables and other assets
            [(1.7%)]                         (11,195,838)
                                            ------------
            TOTAL NET ASSETS (100.0%)       $663,052,893
                                            ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Growth Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At June 30, 1997, the cost of investments for Federal income tax purposes was $523,718,216. Gross unrealized appreciation of investments was $182,057,489 and gross unrealized depreciation of investments was $31,526,974, resulting in net unrealized appreciation of $150,530,515, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  674,248,731
      Cash                                                   5,843
      Receivable for securities sold                     3,446,798
      Dividends and interest receivable                    302,665
      Deferred organization costs (Note A)                  54,684
      Prepaid expenses and other assets                     16,366
                                                    --------------
                                                       678,075,087
                                                    --------------
LIABILITIES
      Payable for collateral on securities loaned
       (Note A)                                         14,640,000
      Payable to investment manager (Note B)               282,985
      Accrued expenses                                      99,209
                                                    --------------
                                                        15,022,194
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  663,052,893
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  512,249,646
      Net unrealized appreciation in value of
       investment securities                           150,803,247
                                                    --------------
NET ASSETS                                          $  663,052,893
                                                    --------------
*Cost of investments                                $  523,445,484
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $ 2,322,448
      Interest income                                   514,518
      Foreign taxes withheld (Note A)                   (39,118)
                                                    ------------
        Total income                                  2,797,848
                                                    ------------
    Expenses:
      Investment management fee (Note B)              1,603,236
      Custodian fees (Note B)                            86,350
      Trustees' fees and expenses                        15,462
      Auditing fees                                      11,176
      Legal fees                                         10,760
      Amortization of deferred organization and
       initial offering expenses (Note A)                 9,564
      Insurance expense                                   6,107
      Accounting fees                                     4,959
      Miscellaneous                                       5,297
                                                    ------------
        Total expenses                                1,752,911
                                                    ------------
        Net investment income                         1,044,937
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                            25,027,244
    Change in net unrealized appreciation of
     investment securities                           70,849,680
                                                    ------------
        Net gain on investments                      95,876,924
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $96,921,861
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   1,044,937   $    222,037
    Net realized gain on investments         25,027,244     51,132,307
    Change in net unrealized
     appreciation of investments             70,849,680     (2,450,589)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         96,921,861     48,903,755
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                98,935,475    182,852,512
    Reductions                             (101,443,079)  (263,927,424)
                                          -----------------------------
    Net decrease in net assets resulting
     from transactions in investors'
     beneficial interests                    (2,507,604)   (81,074,912)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        94,414,257    (32,171,157)
NET ASSETS:
    Beginning of period                     568,638,636    600,809,793
                                          -----------------------------
    End of period                         $ 663,052,893   $568,638,636
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Growth Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Growth Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Interest income, accretion of original issue discount, where applicable, and accretion of discount on short-term investments is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $54,684.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) SECURITY LENDING: Security loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series make security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of their investors from qualifying as a regulated investment company. Security loans to Neuberger&Berman, LLC ("Neuberger"), the Series' principal broker and sub-adviser, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Series receives cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Series receives income earned on the lent securities and a portion of the income earned on the cash collateral. During the six months ended June 30, 1997, the Series lent securities to Neuberger. At June 30, 1997, the value of the securities loaned and the value of the collateral amounted to $14,182,500 and $14,640,000, respectively.

Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Growth Investments

9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $400, which is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1997, there were purchase and sale transactions (excluding short-term securities) of $161,652,782 and $169,753,661, respectively.
   During the six months ended June 30, 1997, brokerage commissions on securities transactions amounted to $392,145, of which Neuberger received $315,553, and other brokers received $76,592.

NOTE D -- JOINT LINE OF CREDIT:
   At June 30, 1997, the Series was part of an unsecured $60,000,000 joint line of credit with State Street Bank and Trust Company, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus .75% per annum. A facility fee of .1% per annum of the available line of credit will be charged, of which the Series has agreed to pay its pro rata share, based on the percentage of its net assets at the time the fee is due and payable relative to the net assets of all the participants on that date. The fee is paid quarterly in arrears, commencing on June 30, 1997. No compensating balance is required. The Series had no loans outstanding pursuant to this line of credit at June 30, 1997, nor had the Series utilized this line of credit at anytime to date.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Growth Investments

                                                                 Period from
                                Six Months                       May 1, 1995
                                   Ended                        (Commencement
                                 June 30,      Year Ended     of Operations) to
                                   1997       December 31,      December 31,
                                (UNAUDITED)       1996              1995
                                ------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                          .58%(1)       .59%                  .59%(1)
                                ------------------------------------------------
    Net Investment Income             .35%(1)       .04%                  .31%(1)
                                ------------------------------------------------
Portfolio Turnover Rate                27%           57%                   35%
                                ------------------------------------------------
Average Commission Rate Paid      $0.0292       $0.0582               $0.0412
                                ------------------------------------------------
Net Assets, End of Period (in
 millions)                         $663.1        $568.6                $600.8
                                ------------------------------------------------

1) Annualized.